Expenses (Tables)	12 Months Ended
Mar. 31, 2023
Expenses [Abstract]
Schedule of Expenses

Expenses consist of the following for the year ended March 31, 2023 and March 31, 2022:

	For the year ended March 31, 2023	For the year ended March 31, 2022
	(US$)	(US$)
Cost of revenue	$13,884,291	$17,722
Amortization of intangible assets	16,211	11,894,518
Depreciation	680,013	—
Legal and professional expenses	833,079	832,319
Staffing expense	633,979	310,894
Other operating expenses	2,267,265	473,402
Total expenses	$18,314,838	$13,528,855

Schedule of Cost of Revenue Consists
	For the year ended March 31, 2023	For the year ended March 31, 2022
	(In USD)	(In USD)
Cost of revenue consists of :
Cost of materials consumed	—	17,722
Broadcaster/Subscription Fees	12,715,217
Lease Line/Bandwidth charges	1,091,700
Cable Hardware & Networking Exp.	28,129
Ham Charges	3,156
Activation installation costs	37,217	—
Programming expenses	8,872	—
	13,884,291	17,722

Schedule of Recorded Costs of Material Consumed

During the year ending March 31, 2022, the Company has recorded costs of material consumed of $17,722 relating to earlier arrangement with the erstwhile partner.

	For the year ended March 31, 2023	For the period ended March 31, 2022
	(US$)	(US$)
Legal and professional expenses consist of:
Audit fees	$144,747	$331,633
Legal and professional fees	688,332	493,219
Others	—	7,467
Total expenses	$833,079	$832,319

Schedule of Staffing Expenses Consists

Staffing expenses consists of:

Salaries, wages and bonus	$555,591	$310,894
Director remuneration	—	—
Contribution to a gratuity fund	30,606
EPF, ESIC and Labour welfare fund	34,738	—
Staff welfare expenses	13,044
Total expenses	$633,979	$310,894

Schedule of Other Operating Expenses

Details of other operating expenses:

	For the year ended March 31, 2023	For the year ended March 31, 2022
	(US$)	(US$)
Electricity charges	59,036	—
Repair & Maintainence expenses	129,987	—
Business promotion expenses	3,508	—
Operating lease rentals	15,327	339
Regulatory expenses	69,929	—
Conveyance & Traveling expenses	112,111	13,819
Security charges	5,150	—
Commission charges	1,465,012	16,340
Credit Loss allowances	(120,544)	—
CSR expenses	—	112,287
Loss on disposal of a subsidary	192,776	225,098
Other operating expenses (refer note below)	334,973	105,520
Total other expenses	$2,267,265	$473,403

Schedule of Finance and Other Income	Details of Finance and other income
	For the year ended March 31, 2023	For the year ended March 31, 2022
	(US$)	(US$)
Interest on income tax refund	$19,123.00	$
Total	$19,123.00	$—

Schedule of Finance and Other Costs

Details of Finance and other costs

	For the year ended March 31, 2023	For the year ended March 31, 2022
	(US$)	(US$)
Interest on bank overdrafts, loans and other financial liabilities	$328,449	$427,745
Interest on lease liabilities	$21,845	$
Commission and other borrowings	122,000	66,000
Collection charges	125,930
Foreign exchange losses on borrowings	—	—
Share warrant expenses	1,607,791	1,562,911
Other costs – interest on tax payables	4,389	593,740
	2,210,404	2,650,396

Schedule of Borrowing Costs
	For the year ended March 31, 2023	For the year ended March 31, 2022
	(US$)	(US$)
Total borrowing costs	$2,210,404	$2,650,396
Less: amounts included in the cost of qualifying assets	$—	$—
	2,210,404	2,650,396